Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Schedule of intangible assets

		Industrial patents and	Other	Intangible assets
	Exploration	intellectual property	intangible	with finite useful
(€ million)	rights	rights	assets	lives	Goodwill	Total
2019
Net carrying amount - beginning of the year	1,081	221	584	1,886	1,284	3,170
Additions	78	23	210	311		311
Amortization	(81)	(93)	(117)	(291)		(291)
Impairments	(19)	—	(72)	(91)	(26)	(117)
Write-off	(28)	(1)	(1)	(30)		(30)
Currency translation differences	18	—	1	19	3	22
Other changes	(18)	45	(37)	(10)	4	(6)
Net carrying amount at the end of the year	1,031	195	568	1,794	1,265	3,059
Gross carrying amount at the end of the year	1,748	1,597	4,373	7,718	—	—
Provisions for amortization and impairment	717	1,402	3,805	5,924	—	—

2018
Net carrying amount - beginning of the year	995	240	486	1,721	1,204	2,925
Changes in accounting policies (IFRS 15)			87	87		87
Net carrying amount restated - beginning of the year	995	240	573	1,808	1,204	3,012
Additions	133	28	180	341		341
Amortization	(71)	(87)	(226)	(384)		(384)
Impairments			(16)	(16)		(16)
Write-off	(15)		(1)	(16)		(16)
Currency translation differences	39			39	8	47
Change in the scope of consolidation			74	74	46	120
Other changes		40		40	26	66
Net carrying amount at the end of the year	1,081	221	584	1,886	1,284	3,170
Gross carrying amount at the end of the year	1,686	1,534	4,188	7,408
Provisions for amortization and impairment	605	1,313	3,604	5,522

Schedule of amortization rates used

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP – 33
Transport rights of natural gas	3
Other concessions, licenses, trademarks and similar items	3 – 33
Service concession arrangements	20 – 33
Capitalized costs for customer acquisition	25 – 33
Other intangible assets	4 – 20

Schedule of goodwill

(€ million)	December 31, 2019	December 31, 2018
Gas & Power	981	977
Exploration & Production	190	187
Refining & Marketing and Chemicals	93	119
Other activities	1	1
	1,265	1,284

Gas & Power
Intangible assets
Schedule of goodwill

The amount of goodwill outstanding at the reporting date mainly related to the Gas & Power segment.

A breakdown is disclosed below:

(€ million)	December 31, 2019	December 31, 2018
Domestic gas market	839	835
Foreign gas market	142	142
	981	977

Exploration rights
Intangible assets
Schedule of intangible assets

(€ million)	December 31, 2019	December 31, 2018
Proved licence and leasehold property acquisition costs	291	357
Unproved licence and leasehold property acquisition costs	709	684
Other mineral interests	31	40
	1,031	1,081